Employee Benefit Plans (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Total revenue from annuity and life insurance contracts recognized		$ 58	$ 55	$ 50
Total investment income (loss) from annuity and life insurance contracts		660	(125)	1,200
Defined Contribution Plan, Cost Recognized		81	80	77
Pension Benefits U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Aggregate projected benefit obligations		9,859	9,546
Pension Benefits U.S. Plans | Scenario, Forecast
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected return on plan assets	6.00%
Foreign Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Aggregate projected benefit obligations		882	747
Other Postretirement Benefits U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Aggregate projected benefit obligations		1,734	1,863
Expected future discretionary contributions		50
Other Postretirement Benefits U.S. Plans | Scenario, Forecast
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected return on plan assets	5.35%
Other Postretirement Benefits Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Aggregate projected benefit obligations		25	29
United States Pension Plan of US Entity, Qualified [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected future discretionary contributions		225
United States Pension Plan of US Entity, Non Qualified [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregate projected benefit obligations		1,100	1,000
Expected future discretionary contributions		70
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Aggregate projected benefit obligations		10,741	$ 10,293	$ 10,778
Estimated net actuarial losses amortized into net periodic benefit cost over the next year		176
Estimated prior service cost amortized into net periodic benefit cost over the next year		$ (1)
Weighted average expected return on plan assets		6.00%	6.25%	6.25%
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Aggregate projected benefit obligations		$ 1,759	$ 1,892	$ 2,116
Estimated net actuarial losses amortized into net periodic benefit cost over the next year		0
Estimated prior service cost amortized into net periodic benefit cost over the next year		$ (22)
Weighted average expected return on plan assets		5.53%	5.70%	5.70%